GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                                     August 6, 1997


VIA EDGAR

Securities and Exch nge Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Empire State Municipal Exempt Trust, Guaranteed Series 103
                                    File No. 33-52631

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on July 29, 1997 and became effective July 31, 1997 pursuant to Rule 485(b).

                                       Empire State Municipal Exempt Trust,
                                       Guaranteed Series 103


                                       GLICKENHAUS & CO.
                                       LEBENTHAL & CO. INC.


                                       By:
                                           Michael J. Lynch
                                           as agent for the Sponsors


C/M:  10726.0057 293290.1